Leases	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases
31.
Leases

The Company leases space for its corporate offices under renewed operating lease agreements for a term of three and five years, counted as of June 2021 and March 2022, and will end in September 2026. The monthly rent to pay was Ps.1,435. Base rent is subject to increases in accordance with the INPC and the CPI.

The expense in pesos for income amounted was Ps.17,057, Ps.20,940 and Ps.25,859, for December 31, 2022, 2023 and 2024, respectively.

In addition to the rent described above, the Company has entered into other contracts for the rental of other assets, the amounts of which are not material.

– Leases as lessor

a)
The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2022		2023		2024
Less than one year	Ps.	1,478,921	Ps.	2,122,505	Ps.	2,494,023
One to two years		902,437		1,607,033		1,870,248
Two to three years		526,668		1,041,070		1,390,463
Three to four years		138,238		724,253		505,451
Four to five years		57,803		190,564		238,339
More than five years		56,108		144,767		142,567
	Ps.	3,160,175	Ps.	5,830,192	Ps.	6,641,091

b)
Future minimum rental payments under non-cancelable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2022		2023		2024
Less than one year	USD$	11,451	USD$	14,432	USD$	23,403
One to two years		10,129		13,974		18,670
Two to three years		9,341		12,835		5,781
Three to four years		9,044		4,302		268
Four to five years		6,021		157		146
More than five years		6,248		-		195
	USD$	52,234	USD$	45,700	USD$	48,463

During the years ended December 31, 2022, 2023 and 2024, the Company recognized income from leasing activities of Ps.3,857,886, Ps.4,542,719 and Ps.4,963,458, respectively, as part of the unregulated revenues in the consolidated statements of profit or loss and other comprehensive income.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2022, 2023 and 2024 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 20.